Receivables - Schedule of Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Receivables [Abstract]
Installment contracts receivable	$ 21,516,722	$ 81,160
Rent receivable	26,010
Other receivables	308,342	343,998
Amount due from related parties	280,809	330
Amount due from immediate holding company (DDPCW)	111,764	106,780
Total	$ 22,243,647	$ 532,268